UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-10273
Morgan Stanley International Value Equity Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: August 31, 2009
Date of reporting period: February 28, 2009

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley International Value Equity Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended February 28, 2009

Total Return for the 6 Months Ended February 28, 2009

Lipper
Inter-
national
Large-
						MSCI	Cap
						EAFE	Funds
Class A	Class B	Class C	Class I	Class R	Class W	Index[1]	Average[2]
–36.42%	–36.33%	–36.66%	–36.25%	–36.41%	–36.41%	–44.58%	–45.37%

The performance of the Fund’s six share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended February 28, 2009, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

Market Conditions

The international markets, as represented by the MSCI EAFE Index (the “Index”), declined 44.58 percent for the six months ended February 28, 2009. Within the Index, all markets declined as a steady barrage of atrocious economic data weighed heavily on investors’ minds. Japan was the best relative outperformer (although it, too, suffered a negative absolute return), as the export sector enjoyed a reprieve from the decline in the yen against the U.S. dollar. However, the European markets fared worse, particularly the smaller euro markets, where a decade or more of abundant credit generated by euro inclusion monstrously inflated immature banking systems. Ireland, Austria and Greece were the worst performing markets as the credit crisis deepened. The U.K. was a modest underperformer as it benefited from the fractionally stronger pound against the U.S. dollar.

On a sector basis, financials continued to be the worst performing sector. Amid fears about asset quality and loan losses, concerns about the solvency of the Western financial system accelerated, and governments from the U.K., Ireland and the U.S. were forced to intervene with further bailout packages for the banking sector. The industrials and materials sectors also underperformed on weak economic data and disappointing corporate earnings. Conversely, the traditionally defensive telecommunications services, health care and utilities sectors all outperformed the Index on a relative basis.

Performance Analysis

All share classes of Morgan Stanley International Value Equity Fund outperformed the Morgan Stanley Capital International (MSCI) EAFE Index (the “Index”) and the Lipper International Large-Cap Value Funds Average for the six months ended February 28, 2009, assuming no deduction of applicable sales charges.

The top contributors to performance during the period were the portfolio’s large underweight exposure to the financials sector and large overweight exposure to the consumer staples sector. The Fund also benefited from positive stock selection in information technology (primarily technology hardware and equipment stocks) and materials (with an underweight to the richly priced metals and mining stocks). The most significant detractor from relative performance was stock selection in the utilities sector, although the Fund’s underweight to Japanese utilities benefited from the strengthening yen. The Fund’s modest underweight to the health care sector was also a negative influence.

We believe the speed and depth of this economic downturn is likely to take the tide out well beyond the usual low water mark. Companies that took on additional leverage and those that made expensive, ill-timed acquisitions during the credit bubble years are now finding their revenues, profits and cash flows shrink at an alarming rate. This situation is being compounded by the freeze in credit markets, and even companies that had reasonably conservative balance sheets and debt repayment schedules are finding themselves in a compromised situation.

The first casualty of falling profits and the imperative to conserve cash and deleverage the balance sheet is dividends. While the trailing dividend yield for the Index may look appealing to some investors, in our view it appears that dividends across a wide range of sectors, not just financials, are at risk and the prospective dividend yield is likely to be far lower. By comparison, during the period, the Fund’s trailing dividend yield was below that of the Index. However, we believe the Fund’s yield has been built from a more selective group of companies. First, relative to the Index, the portfolio is significantly less exposed to the financial sector, where we believe dividends are most at risk. Second, the portfolio has a high exposure to the consumer staples sector, where we believe the resilience of cash flows during the economic downturn may provide some measure of protection for dividends. Finally, outside of these sectors, the portfolio generally holds companies with less operational and financial leverage and where dividends are more strongly covered by more sustainable free cash flow.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 02/28/09
British American Tobacco PLC	3.9%
Nestle S.A. (Registered Shares)	3.8
Imperial Tobacco Group PLC	3.7
Reckitt Benckiser Group PLC	3.2
Unilever N.V. (Dutch Certificates)	2.9
BHP Billiton PLC	2.4
Vodafone Group PLC	2.2
Telefonica S.A.	2.2
T&D Holdings, Inc.	2.1
Electricite de France (EDF)	2.0

TOP FIVE COUNTRIES as of 02/28/09
United Kingdom	30.6%
Japan	26.3
Switzerland	8.4
France	6.7
Netherlands	4.7

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a diversified portfolio of common stocks and other equity securities, including depositary receipts and securities convertible into common stock, of companies located outside of the United States. These companies may be of any asset size and may be located in developed or emerging market countries. The Fund invests in at least three different countries located outside of the United States. The Fund’s “Sub-Adviser,” Morgan Stanley Investment Management Limited, may consider an issuer to be from a particular country or geographic region if (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50 percent or more of its annual revenue from goods produced, sales made or services performed in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in, that country or geographic region. By applying this test, it is possible that a particular issuer could be deemed to be from more than one country or geographic region. The Fund may also use derivative instruments as discussed in the Fund’s prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended February 28, 2009

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††	Class R Shares #	Class W Shares ##
	(since 04/26/01)		(since 04/26/01)		(since 04/26/01)		(since 04/26/01)		(since 03/31/08)	(since 03/31/08)
Symbol	IVQAX		IVQBX		IVQCX		IVQDX		IVQRX	IVQWX
1 Year	(41.39)%[3]		(41.21)%[3]		(41.81)%[3]		(41.15)%[3]		—	—
	(44.46	) [4]	(43.75	) [4]	(42.32	) [4]	—		—	—
5 Years	(2.69	) [3]	(3.11	) [3]	(3.40	) [3]	(2.44	) [3]	—	—
	(3.73	) [4]	(3.32	) [4]	(3.40	) [4]	—		—	—
Since Inception	1.08	[3]	0.52	[3]	0.34	[3]	1.33	[3]	(41.64)%[3]	(41.59)%[3]
	0.39	[4]	0.52	[4]	0.34	[4]	—		—	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for periods less than one year are not annualized. Performance for Class A, Class B, Class C, Class I, Class R, Class W shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See “Conversion Feature” for Class B shares in “Share Class Arrangements” of the Prospectus for more information.

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

#	Class R has no sales charge.

##	Class W has no sales charge.

(1)	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the U.S. & Canada. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 21 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper International Large-Cap Value Funds Average tracks the performance of all funds in the Lipper International Large-Cap Value Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. The Fund was in the Lipper International Large-Cap Value Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/08 – 02/28/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period@
	Account Value	Account Value	09/01/08 –
	09/01/08	02/28/09	02/28/09
Class A
Actual (−36.42% return)	$1,000.00	$635.80	$5.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.85	$7.00
Class B
Actual (−36.33% return)	$1,000.00	$636.70	$4.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.04	$5.81
Class C
Actual (−36.66% return)	$1,000.00	$633.40	$8.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.13	$10.74
Class I
Actual (−36.25% return)	$1,000.00	$637.50	$4.67
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.09	$5.76
Class R
Actual (−36.41% return)	$1,000.00	$635.90	$6.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.61	$8.25
Class W
Actual (−36.41% return)	$1,000.00	$635.90	$6.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.36	$7.50

@	Expenses are equal to the Fund’s annualized expense ratios of 1.40%, 1.16%, 2.15%, 1.15%, 1.65% and 1.50% for Class A, Class B, Class C, Class I, Class R and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended February 28, 2009, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

Morgan Stanley International Value Equity Fund
Portfolio of Investments - February 28, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (96.3%)

	Australia (c) (3.8%)
	Beverages: Alcoholic
600,813	Foster’s Group Ltd.	$2,099,762

	Chemicals: Major Diversified
73,806	Orica Ltd.	627,441

	Investment Managers
784,359	AMP Ltd.	2,397,416

	Oil & Gas Production
283,286	Santos Ltd.	2,766,916

	Other Metals/Minerals
4,673,620	OZ Minerals Ltd. (b)(d)	1,882,789

	Total Australia	9,774,324

	Austria (c) (0.9%)
	Major Telecommunications
175,949	Telekom Austria AG	2,306,990

	Belgium (c) (0.2%)
	Major Banks
43,431	KBC Groep NV	461,066

	Bermuda (c) (0.6%)
	Apparel/Footwear Retail
281,100	Esprit Holdings Ltd. (e)	1,506,715

	Canada (1.0%)
	Oil & Gas Production
66,370	EnCana Corp.	2,618,907

	Finland (c) (0.4%)
	Telecommunication Equipment
105,544	Nokia Oyj	994,134

	France (c) (6.7%)
	Electric Utilities
131,602	Electricite de France (EDF)	5,140,101

	Electrical Products
238,054	Legrand S.A. (b)	3,582,538

	Integrated Oil
93,723	Total S.A.	4,435,148

	Major Telecommunications
66,980	France Telecom S.A.	1,510,982

	Metal Fabrications
30,583	Vallourec S.A.	2,412,733

	Total France	17,081,502

	Germany (c) (4.2%)
	Electric Utilities
151,650	E.ON AG	3,898,710
37,707	RWE AG	2,377,868

		6,276,578

	Pharmaceuticals: Other
96,194	Bayer AG	4,632,912

	Total Germany	10,909,490

	Greece (c) (1.1%)
	Casino/Gaming
107,170	OPAP SA	2,762,040

	Ireland (c) (1.3%)
	Construction Materials
161,625	CRH PLC	3,351,910

	Italy (c) (1.9%)
	Integrated Oil
214,834	Eni S.p.A.	4,291,528

	Major Banks
483,072	UniCredit S.p.A.	615,709

	Total Italy	4,907,237

	Japan (c) (26.3%)
	Advertising/Marketing Services
68,000	Asatsu – DK Inc. (b)	1,265,460

	Auto Parts: O.E.M.
342,000	NGK Spark Plug Co., Ltd. (b)	2,642,964

	Chemicals: Specialty
133,200	JSR Corp. (b)	1,556,792
607,000	Taiyo Nippon Sanso Corp. (b)	3,802,403

		5,359,195

	Electronic Components
223,100	Hoya Corp.	4,037,928
84,200	Murata Manufacturing Co., Ltd.	3,193,849

		7,231,777

	Electronic Equipment/Instruments
21,500	Keyence Corp. (b)	4,084,829
22,000	Kyocera Corp.	1,286,507
295,000	Mitsubishi Electric Corp.	1,166,960
116,800	Omron Corp.	1,344,860

		7,883,156

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Portfolio of Investments - February 28, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Home Building
437,000	Sekisui House, Ltd.	$2,855,489

	Household/Personal Care
202,000	Kao Corp.	3,836,503

	Industrial Specialties
78,900	Nitto Denko Corp.	1,422,310

	Life/Health Insurance
235,550	T&D Holdings, Inc. (b)	5,240,973

	Major Banks
426,000	Chiba Bank, Ltd. (The) (b)	2,004,921
40,200	Sumitomo Mitsui Financial Group, Inc.	1,281,117

		3,286,038

	Motor Vehicles
57,800	Toyota Motor Corp.	1,845,797

	Oil & Gas Production
366	INPEX Corp.	2,472,863

	Pharmaceuticals: Other
124,800	Astellas Pharma Inc.	4,142,332

	Real Estate Development
285,000	Mitsubishi Estate Co., Ltd.	2,844,784

	Recreational Products
9,000	Nintendo Co., Ltd.	2,551,045
145,100	Sega Sammy Holdings Inc. (b)	1,234,596

		3,785,641

	Regional Banks
293,000	Fukuoka Financial Group, Inc.	873,916

	Semiconductors
27,900	Rohm Co., Ltd.	1,336,783

	Specialty Insurance
198,200	Mitsui Sumitomo Insurance Group Holdings, Inc.	4,630,664

	Trucks/Construction/Farm Machinery
78,800	Komatsu Ltd.	807,677

	Wireless Telecommunications
2,226	NTT DoCoMo, Inc.	3,482,206

	Total Japan	67,246,528

	Luxembourg (c) (0.3%)
	Steel
42,443	ArcelorMittal (b)	829,603

	Netherlands (c) (4.7%)
	Food: Major Diversified
381,337	Unilever N.V. (Dutch Certificates)	7,366,899

	Food: Specialty/Candy
98,612	CSM (b)	1,075,588

	Industrial Specialties
99,277	Akzo Nobel N.V.	3,493,676

	Total Netherlands	11,936,163

	Russia (c) (0.3%)
	Integrated Oil
54,050	Gazprom (Sponsored ADR)	696,094

	Spain (c) (2.2%)
	Major Telecommunications
303,733	Telefonica S.A.	5,656,559

	Sweden (c) (0.3%)
	Steel
104,808	SSAB Svenskt Stal AB (Series A) (b)	775,635

	Switzerland (c) (8.4%)
	Financial Conglomerates
87,888	UBS AG (Registered Shares)	826,069

	Food: Major Diversified
297,479	Nestle S.A. (Registered Shares)	9,727,004

	Household/Personal Care
2,266	Givaudan S.A. (Registered Shares)	1,305,622

	Pharmaceuticals: Major
129,618	Novartis AG (Registered Shares)	4,717,483
43,168	Roche Holding AG	4,895,545

		9,613,028

	Total Switzerland	21,471,723

	United Kingdom (c) (30.6%)
	Casino/Gaming
337,640	Ladbrokes PLC	836,023

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Portfolio of Investments - February 28, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Electric Utilities
83,630	Drax Group PLC	$621,689
73,647	National Grid PLC	657,676
179,684	Scottish & Southern Energy PLC	2,939,623

		4,218,988

	Food: Specialty/Candy
290,072	Cadbury PLC	2,225,535

	Hotels/Resorts/Cruiselines
474,155	InterContinental Hotels Group PLC	3,272,965

	Household/Personal Care
209,145	Reckitt Benckiser Group PLC	8,049,581

	Industrial Conglomerates
292,180	Smiths Group PLC	3,462,913

	Integrated Oil
196,281	BG Group PLC	2,800,848
723,390	BP PLC	4,624,705
121,300	Royal Dutch Shell PLC (Class A) (d)(f)	2,674,198

		10,099,751

	Other Metals/Minerals
387,418	BHP Billiton PLC	6,092,989
26,304	Rio Tinto PLC	674,055

		6,767,044

	Personnel Services
3,738,289	Hays PLC	4,068,679

	Precious Metals
103,151	Lonmin PLC	1,480,883

	Publishing: Books/Magazines
629,694	Reed Elsevier PLC	4,701,404

	Real Estate Investment Trusts
365,851	British Land Company PLC (b)	2,384,349

	Tobacco
388,575	British American Tobacco PLC	9,981,876
388,879	Imperial Tobacco Group PLC	9,335,839

		19,317,715

	Wholesale Distributors
674,813	Wolseley PLC	1,717,680

	Wireless Telecommunications
3,211,714	Vodafone Group PLC	5,709,174

	Total United Kingdom	78,312,684

	United States (1.1%)
	Beverages: Non-Alcoholic
192,172	Dr Pepper Snapple Group, Inc. (a)(b)	2,700,022

	Total Common Stocks (Cost $390,701,076)	246,299,326

	Preferred Stock (c) (0.2%)
	Germany
	Motor Vehicles
14,326	Porsche Automobil Holding SE (Cost $2,398,820)	591,195

PRINCIPAL
AMOUNT IN
THOUSANDS

	Short-Term Investments (9.5%)
	Securities Held as Collateral on Loaned Securities (8.9%)
	Repurchase Agreements (2.7%)
$1,571	Barclays Capital (0.713%, dated 02/27/09, due 03/02/09; proceeds $1,571,396; fully collateralized by Convertible Preferred Stock at the date of this Portfolio of Investments as follows: Simon Properties Group LP; valued at $1,651,376)	1,571,303
1,571	Citigroup (0.713%, dated 02/27/09; due 03/02/09; proceeds $1,571,396; fully collateralized by Common Stocks at the date of this Portfolio of Investments as follows: St. Joe Co., (The); Monster Worldwide, Inc.; valued at $1,649,967)	1,571,303

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Portfolio of Investments - February 28, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS		VALUE
$3,810	Bank of America (0.28%, dated 02/27/09, due 03/02/09; proceeds $3,809,600; fully collateralized by U.S. Government Agencies at the date of this Portfolio of Investments as follows: GNMA 4.00-7.00%, due 08/20/31-05/15/49; valued at $3,885,762)	$3,809,570

	Total Repurchase Agreements (Cost $6,952,176)	6,952,176

NUMBER OF
SHARES (000)

	Investment Company (g) (6.2%)
15,924	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $15,924,209)	15,924,209

	Total Securities Held as Collateral on Loan Securities (Cost $22,876,385)	22,876,385

	Investment Company (g) (0.6%)
1,517	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $1,516,533)	1,516,533

	Total Short-Term Investments (Cost $24,392,918)	24,392,918

Total Investments (Cost $417,492,814) (h)	106.0%	271,283,439

Liabilities in Excess of Other Assets	(6.0)	(15,377,613)

Net Assets	100.0%	$255,905,826

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at February 28, 2009.
(c)	Securities with a total market value of $237,014,605 have been valued at their fair value as determined in good faith under procedures established by and under their general supervision of the Fund’s Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 9.
(d)	Security noted was not fair valued in accordance with (c) above.
(e)	Security trades in an Hong Kong exchange.
(f)	Security trades in an Amsterdam exchange.
(g)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,490,063 and the aggregate gross unrealized depreciation is $147,699,438, resulting in net unrealized depreciation of $146,209,375.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Portfolio of Investments - February 28, 2009 (unaudited) continued

Forward Foreign Currency Contracts Open at February 28, 2009:

		IN			UNREALIZED
CONTRACTS		EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)

AUD	645,000		$420,153	03/02/2009	$7,707
AUD	70,530		$45,943	03/02/2009	843
EUR	3,100,000		$3,954,980	03/02/2009	24,960
GBP	26,580		$38,116	03/02/2009	64
GBP	109,000		$156,306	03/02/2009	262
HKD	950,000		$122,510	03/02/2009	12
JPY	17,830,388		$182,315	03/02/2009	(383)
JPY	80,000,000		$817,996	03/02/2009	(1,718)
AUD	690,121		$440,435	03/03/2009	(864)
GBP	57,953		$82,137	03/03/2009	(829)
JPY	15,913,638		$163,317	03/03/2009	259
GBP	2,000,000	AUD	4,452,348	03/12/2009	(18,691)
GBP	4,050,000	EUR	4,638,777	03/12/2009	82,441
GBP	2,000,000	SGD	4,441,173	03/12/2009	6,001

		Net Unrealized Appreciation			$100,064

Currency Abbreviations:

AUD	Australian Dollar.
GBP	British Pound.
EUR	Euro.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
SGD	Singapore Dollar.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Summary of Investments - February 28, 2009 (unaudited)

			PERCENT OF
			TOTAL
INDUSTRY	VALUE		INVESTMENTS
Integrated Oil	$19,522,521		7.9%
Tobacco	19,317,715		7.8
Food: Major Diversified	17,093,903		6.9
Electric Utilities	15,635,667		6.3
Household/Personal Care	13,191,706		5.3
Pharmaceuticals: Major	9,613,028		3.9
Major Telecommunications	9,474,531		3.8
Wireless Telecommunications	9,191,380		3.7
Pharmaceuticals: Other	8,775,244		3.5
Other Metals/Minerals	8,649,833		3.5
Electronic Equipment/Instruments	7,883,156		3.2
Oil & Gas Production	7,858,686		3.2
Electronic Components	7,231,777		2.9
Chemicals: Specialty	5,359,195		2.2
Life/Health Insurance	5,240,973		2.1
Industrial Specialties	4,915,986		2.0
Publishing: Books/Magazines	4,701,404		1.9
Specialty Insurance	4,630,664		1.9
Major Banks	4,362,813		1.8
Personnel Services	4,068,679		1.6
Recreational Products	3,785,641		1.5
Casino/Gaming	3,598,063		1.4
Electrical Products	3,582,538		1.4
Industrial Conglomerates	3,462,913		1.4
Construction Materials	3,351,910		1.3
Food: Specialty/Candy	3,301,123		1.3
Hotels/Resorts/Cruiselines	3,272,965		1.3
Home Building	2,855,489		1.1
Real Estate Development	2,844,784		1.1
Beverages: Non-Alcoholic	2,700,022		1.1
Auto Parts: O.E.M.	2,642,964		1.1
Motor Vehicles	2,436,992		1.0
Metal Fabrications	2,412,733		1.0
Investment Managers	2,397,416		1.0
Real Estate Investment Trusts	2,384,349		1.0
Beverages: Alcoholic	2,099,762		0.8
Wholesale Distributors	1,717,680		0.7
Steel	1,605,238		0.6
Investment Company	1,516,533		0.6
Apparel/Footwear Retail	1,506,715		0.6
Precious Metals	1,480,883		0.6
Semiconductors	1,336,783		0.5
Advertising/Marketing Services	1,265,460		0.5
Telecommunication Equipment	994,134		0.4
Regional Banks	873,916		0.4
Financial Conglomerates	826,069		0.3
Trucks/Construction/Farm Machinery	807,677		0.3
Chemicals: Major Diversified	627,441		0.3

	$248,407,054	ˆ	100.0%

ˆ	Does not reflect the value of securities held as collateral on loaned securities and open forward foreign currency contracts with net unrealized appreciation of $100,064.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Statements

Statement of Assets and Liabilities
February 28, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $400,052,072) (including $21,429,976 for securities loaned)	$253,842,697
Investment in affiliate, at value (cost $17,440,742)	17,440,742
Unrealized appreciation on open forward foreign currency contracts	122,549
Cash (including $5,930,734 in foreign currency at value, with a cost of $6,258,253)	5,930,541
Receivable for:
Investments sold	1,437,494
Dividends	808,631
Foreign withholding taxes reclaimed	176,068
Shares of beneficial interest sold	29,583
Dividends from affiliate	1,714
Prepaid expenses and other assets	150,823
Receivable from Distributor	94,369

Total Assets	280,035,211

Liabilities:
Collateral on securities loaned, at value	22,876,385
Unrealized depreciation on open forward foreign currency contracts	22,485
Payable for:
Shares of beneficial interest redeemed	711,257
Investments purchased	218,316
Investment advisory fee	176,895
Administration fee	17,814
Accrued expenses and other payables	106,233

Total Liabilities	24,129,385

Net Assets	$255,905,826

Composition of Net Assets:
Paid-in-capital	$455,215,991
Net unrealized depreciation	(146,506,494)
Accumulated undistributed net investment income	1,734,373
Accumulated net realized loss	(54,538,044)

Net Assets	$255,905,826

Class A Shares:
Net Assets	$45,349,186
Shares Outstanding (unlimited authorized, $.01 par value)	8,011,904
Net Asset Value Per Share	$5.66

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$5.97

Class B Shares:
Net Assets	$61,929,538
Shares Outstanding (unlimited authorized, $.01 par value)	10,987,766
Net Asset Value Per Share	$5.64

Class C Shares:
Net Assets	$21,201,496
Shares Outstanding (unlimited authorized, $.01 par value)	3,779,536
Net Asset Value Per Share	$5.61

Class I Shares:
Net Assets	$127,308,929
Shares Outstanding (unlimited authorized, $.01 par value)	22,436,794
Net Asset Value Per Share	$5.67

Class R Shares:
Net Assets	$58,298
Shares Outstanding (unlimited authorized, $.01 par value)	10,347
Net Asset Value Per Share	$5.63

Class W Shares:
Net Assets	$58,379
Shares Outstanding (unlimited authorized, $.01 par value)	10,356
Net Asset Value Per Share	$5.64

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Statements continued

Statement of Operations
For the six months ended February 28, 2009 (unaudited)

Net Investment Income:
Income
Dividends (net of $677,204 foreign withholding tax)	$4,535,711
Income from securities loaned – net	156,224
Dividends from affiliate	47,009

Total Income	4,738,944

Expenses
Investment advisory fee	1,424,932
Transfer agent fees and expenses	261,180
Administration fee	142,493
Distribution fee (Class A shares)	75,576
Distribution fee (Class B shares)	5,959
Distribution fee (Class C shares)	141,865
Distribution fee (Class R shares)	173
Distribution fee (Class W shares)	121
Shareholder reports and notices	57,668
Custodian fees	53,937
Professional fees	48,800
Registration fees	29,650
Trustees’ fees and expenses	4,083
Other	29,689

Total Expenses	2,276,126
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(3,535)

Net Expenses	2,272,591

Net Investment Income	2,466,353

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	(58,946,373)
Foreign exchange transactions	1,361,238

Net Realized Loss	(57,585,135)

Change in Unrealized Appreciation/Depreciation on:
Investments	(124,688,406)
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(272,890)

Net Change in Unrealized Appreciation/Depreciation	(124,961,296)

Net Loss	(182,546,431)

Net Decrease	$(180,080,078)

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	FEBRUARY 28, 2009	AUGUST 31, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,466,353	$12,738,971
Net realized gain (loss)	(57,585,135)	69,250,963
Net Change in Unrealized Appreciation/Depreciation	(124,961,296)	(162,316,639)

Net Decrease	(180,080,078)	(80,326,705)

Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(1,950,468)	(1,290,793)
Class B shares	(2,895,655)	(622,625)
Class C shares	(525,938)	(151,372)
Class I shares	(6,684,888)	(4,982,919)
Class R shares	(2,508)	—
Class W shares	(2,570)	—
Net realized gain
Class A shares	(5,387,957)	(20,309,133)
Class B shares	(7,509,840)	(28,209,767)
Class C shares	(2,583,937)	(10,128,947)
Class I shares	(16,094,297)	(63,790,183)
Class R shares	(6,540)	—
Class W shares	(6,540)	—

Total Dividends and Distributions	(43,651,138)	(129,485,739)

Net decrease from transactions in shares of beneficial interest	(57,966,859)	(65,458,165)

Net Decrease	(281,698,075)	(275,270,609)
Net Assets:
Beginning of period	537,603,901	812,874,510

End of Period (Including accumulated undistributed net investment income of $1,734,373 and $11,330,047, respectively)	$255,905,826	$537,603,901

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Notes to Financial Statements - February 28, 2009 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley International Value Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on January 11, 2001 and commenced operations on April 26, 2001.

The Fund offers Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares, Class R shares and Class W shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class C shares, Class R shares and Class W shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and

Morgan Stanley International Value Equity Fund
Notes to Financial Statements - February 28, 2009 (unaudited) continued

other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (“forward contracts”) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gains or losses. The Fund records realized gains or

Morgan Stanley International Value Equity Fund
Notes to Financial Statements - February 28, 2009 (unaudited) continued

losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended August 31, 2008, remains subject to examination by taxing authorities.

F. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at February 28, 2009 are $21,429,976 and $22,876,385, respectively. The Fund received cash collateral of $22,876,385, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley International Value Equity Fund
Notes to Financial Statements - February 28, 2009 (unaudited) continued

2. Investment Advisory/Administration and Sub Advisory Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under the Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser invests the Fund’s assets including the placing orders for the purchases and sales of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $774,133 for the six months ended February 28, 2009.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; (iii) Class C – up to 1.0% of the average daily net assets of Class C shares; (iv) Class R – up to 0.50% of the average net assets of Class R shares; and (v) Class W – up to 0.35% of the average daily net assets of Class W shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such expenses as of February 28, 2009.

Morgan Stanley International Value Equity Fund
Notes to Financial Statements - February 28, 2009 (unaudited) continued

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

At February 28, 2009, included in the Statement of Assets and Liabilities, is a receivable from the Fund’s Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a “reimbursement plan”, the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of February 28, 2009. For the six months ended February 28, 2009, the distribution fee was accrued for Class B at an annual rate of 0.01%.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 1.00%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R and Class W shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2009, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.25%, 1.0%, 0.50% and 0.35%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2009, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $285 , $78,516 and $520, respectively and received $3,997 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended February 28, 2009, advisory fees paid were reduced by $3,535 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $47,009 for six months ended February 28, 2009. During the six months ended February 28, 2009, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $74,568,838 and $84,146,704, respectively.

Morgan Stanley International Value Equity Fund
Notes to Financial Statements - February 28, 2009 (unaudited) continued

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2009 aggregated $52,385,489 and $145,239,232, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
5. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.
6. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At February 28, 2009, investments in securities of issuers in the United Kingdom and Japan were 30.6% and 26.3%, respectively, of the Fund’s net assets. These investments, as well as other non-U.S. securities, may be affected by economic or political developments in these countries.

At February 28, 2009, the Fund’s cash balance consisted principally of interest bearing deposits with State Street, the Fund’s custodian.

Morgan Stanley International Value Equity Fund
Notes to Financial Statements - February 28, 2009 (unaudited) continued

7. Shares of Beneficial Interest†
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	FEBRUARY 28, 2009		AUGUST 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	272,121	$1,951,939	1,519,140	$21,356,643
Conversion from Class B	—	—	1,152	15,333
Reinvestment of dividends and distributions	1,108,495	7,227,389	1,624,311	19,264,329
Redeemed	(2,119,958)	(15,787,118)	(3,304,664)	(40,975,046)

Net decrease – Class A	(739,342)	(6,607,790)	(160,061)	(338,741)

CLASS B SHARES
Sold	75,805	526,175	330,312	4,217,081
Conversion to Class A	—	—	(1,161)	(15,333)
Reinvestment of dividends and distributions	1,557,332	10,107,086	2,160,292	25,534,657
Redeemed	(2,610,878)	(19,476,833)	(3,713,327)	(44,166,523)

Net decrease – Class B	(977,741)	(8,843,572)	(1,223,884)	(14,430,118)

CLASS C SHARES
Sold	51,180	360,345	150,681	1,811,891
Reinvestment of dividends and distributions	472,014	3,053,929	814,036	9,507,938
Redeemed	(917,602)	(6,699,228)	(1,595,746)	(18,753,937)

Net decrease – Class C	(394,408)	(3,284,954)	(631,029)	(7,434,108)

CLASS I SHARES
Sold	1,301,238	9,642,923	2,193,598	26,541,939
Reinvestment of dividends and distributions	3,463,562	22,617,063	4,992,190	59,456,990
Redeemed	(9,764,920)	(71,508,689)	(10,598,002)	(129,454,127)

Net decrease – Class I	(5,000,120)	(39,248,703)	(3,412,214)	(43,455,198)

CLASS R SHARES
Sold	1,394	9,049	8,953	100,000

Net increase – Class R	1,394	9,049	8,953	100,000

CLASS W SHARES
Sold	1,403	9,111	8,953	100,000

Net increase – Class W	1,403	9,111	8,953	100,000

Net decrease in Fund	(7,108,814)	$(57,966,859)	(5,409,282)	$(65,458,165)

†	The Fund will suspend offering its shares to new investors when the Fund’s assets reach $1 billion. Following the general suspension of the offering of the Fund’s shares to new investors, the Fund will continue to offer its shares to existing shareholders and may recommence offering its shares to other new investors in the future.

Morgan Stanley International Value Equity Fund
Notes to Financial Statements - February 28, 2009 (unaudited) continued

8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2008, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), capital loss deferrals on wash sales, foreign tax credit pass-through and mark-to-market of open forward foreign currency exchange contracts.
9. Fair Valuation Measurements
The Fund adopted FASB statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley International Value Equity Fund
Notes to Financial Statements - February 28, 2009 (unaudited) continued

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments carried at value:

		FAIR VALUE MEASUREMENTS AT FEBRUARY 28, 2009 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$271,283,439	$27,316,658	$243,966,781	—
Other Financial Instruments*	100,064	—	100,064	—

Total	$271,383,503	$27,316,658	$244,066,845	—

*	Other financial instruments include forward contracts.
10. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund’s financial statements has not been determined.

Morgan Stanley International Value Equity Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2009			2008	2007		2006	2005	2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.26			$14.09	$14.06		$13.13	$11.73	$ 9.80

Income (loss) from investment operations:
Net investment income(1)	0.05			0.21	0.21		0.26	0.19	0.12
Net realized and unrealized gain (loss)	(3.66)			(1.63)	1.88		1.73	2.11	1.95

Total income (loss) from investment operations	(3.61)			(1.42)	2.09		1.99	2.30	2.07

Less dividends and distributions from:
Net investment income	(0.26)			(0.14)	(0.22)		(0.18)	(0.10)	(0.14)
Net realized gain	(0.73)			(2.27)	(1.84)		(0.88)	(0.80)	—

Total dividends and distributions	(0.99)			(2.41)	(2.06)		(1.06)	(0.90)	(0.14)

Net asset value, end of period	$ 5.66			$10.26	$14.09		$14.06	$13.13	$11.73

Total Return(2)	(36.42)		%(6)	(12.36)%	15.93%		16.15%	19.95%	21.22%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.40%(4	)(5)		1.36%(4)	1.36	%(4)	1.37%	1.39%	1.52%
Net investment income	1.26%(4	)(5)		1.72%(4)	1.51	%(4)	1.89%	1.24%	0.94%
Supplemental Data:
Net assets, end of period, in thousands	$45,349			$89,770	$125,527		$113,122	$96,963	$25,728
Portfolio turnover rate	15%(6)			36%	29%		36%	34%	43%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Annualized.
(6)	Not annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2009			2008	2007		2006	2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.24			$13.95	$13.89		$12.96	$11.62	$ 9.71

Income (loss) from investment operations:
Net investment income(1)	0.05			0.22	0.14		0.14	0.05	0.02
Net realized and unrealized gain (loss)	(3.64)			(1.61)	1.85		1.72	2.13	1.94

Total income (loss) from investment operations	(3.59)			(1.39)	1.99		1.86	2.18	1.96

Less dividends and distributions from:
Net investment income	(0.28)			(0.05)	(0.09)		(0.05)	(0.04)	(0.05)
Net realized gain	(0.73)			(2.27)	(1.84)		(0.88)	(0.80)	—

Total dividends and distributions	(1.01)			(2.32)	(1.93)		(0.93)	(0.84)	(0.05)

Net asset value, end of period	$ 5.64			$10.24	$13.95		$13.89	$12.96	$11.62

Total Return(2)	(36.33)		%(6)	(12.18)%	15.32%		15.22%	19.09%	20.22%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.16%(4	)(5)		1.25%(4)	1.89	%(4)	2.13%	2.15%	2.28%
Net investment income	1.50%(4	)(5)		1.83%(4)	0.98	%(4)	1.13%	0.48%	0.18%
Supplemental Data:
Net assets, end of period, in thousands	$61,930			$122,494	$184,035		$209,878	$238,781	$210,485
Portfolio turnover rate	15%(6)			36%	29%		36%	34%	43%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Annualized.
(6)	Not annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2009			2008	2007		2006	2005	2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.06			$13.84	$13.83		$12.92	$11.59	$ 9.69

Income (loss) from investment operations:
Net investment income(1)	0.02			0.12	0.11		0.15	0.06	0.02
Net realized and unrealized gain (loss)	(3.59)			(1.60)	1.85		1.71	2.12	1.95

Total income (loss) from investment operations	(3.57)			(1.48)	1.96		1.86	2.18	1.97

Less dividends and distributions from:
Net investment income	(0.15)			(0.03)	(0.11)		(0.07)	(0.05)	(0.07)
Net realized gain	(0.73)			(2.27)	(1.84)		(0.88)	(0.80)	—

Total dividends and distributions	(0.88)			(2.30)	(1.95)		(0.95)	(0.85)	(0.07)

Net asset value, end of period	$ 5.61			$10.06	$13.84		$13.83	$12.92	$11.59

Total Return(2)	(36.66)		%(6)	(12.97)%	15.17%		15.30%	19.11%	20.31%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.15%(4	)(5)		2.08%(4)	2.06	%(4)	2.04%	2.15%	2.28%
Net investment income	0.51%(4	)(5)		1.00%(4)	0.81	%(4)	1.22%	0.48%	0.18%
Supplemental Data:
Net assets, end of period, in thousands	$21,201			$41,975	$66,486		$65,822	$73,598	$49,971
Portfolio turnover rate	15%(6)			36%	29%		36%	34%	43%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Annualized.
(6)	Not annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2009			2008	2007		2006	2005	2004
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.32			$14.16	$14.12		$13.17	$11.75	$ 9.81

Income (loss) from investment operations:
Net investment income(1)	0.06			0.24	0.25		0.29	0.19	0.14
Net realized and unrealized gain (loss)	(3.68)			(1.63)	1.88		1.74	2.14	1.97

Total income (loss) from investment operations	(3.62)			(1.39)	2.13		2.03	2.33	2.11

Less dividends and distributions from:
Net investment income	(0.30)			(0.18)	(0.25)		(0.20)	(0.11)	(0.17)
Net realized gain	(0.73)			(2.27)	(1.84)		(0.88)	(0.80)	—

Total dividends and distributions	(1.03)			(2.45)	(2.09)		(1.08)	(0.91)	(0.17)

Net asset value, end of period	$ 5.67			$10.32	$14.16		$14.12	$13.17	$11.75

Total Return(2)	(36.25)		%(6)	(12.14)%	16.20%		16.42%	20.21%	21.59%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.15%(4	)(5)		1.11%(4)	1.12	%(4)	1.13%	1.15%	1.28%
Net investment income	1.51%(4	)(5)		1.97%(4)	1.75	%(4)	2.13%	1.48%	1.18%
Supplemental Data:
Net assets, end of period, in thousands	$127,309			$283,181	$436,827		$442,481	$463,132	$341,442
Portfolio turnover rate	15%(6)			36%	29%		36%	34%	43%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Annualized.
(6)	Not annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Highlights continued

				FOR THE PERIOD
	FOR THE SIX			MARCH 31, 2008@@
	MONTHS ENDED			THROUGH
	FEBRUARY 28, 2009			AUGUST 31, 2008
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.25			$11.17

Income (loss) from investment operations:
Net investment income(1)	0.03			0.10
Net realized and unrealized loss	(3.64)			(1.02)

Total loss from investment operations	(3.61)			(0.92)

Less dividends and distributions from:
Net investment income	(0.28)			—
Net realized gain	(0.73)			—

Total dividends and distributions	(1.01)			—

Net asset value, end of period	$ 5.63			$10.25

Total Return(2)	(36.41)		%(6)	(8.24)		%(6)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.65%(4	)(5)		1.61%(4	)(5)
Net investment income	1.01%(4	)(5)		2.18%(4	)(5)
Supplemental Data:
Net assets, end of period, in thousands	$58			$92
Portfolio turnover rate	15%(6)			36%(6)

@@	The date shares were first issued.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Annualized.
(6)	Not annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Highlights continued

				FOR THE PERIOD
	FOR THE SIX			MARCH 31, 2008@@
	MONTHS ENDED			THROUGH
	FEBRUARY 28, 2009			AUGUST 31, 2008
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.26			$11.17

Income (loss) from investment operations:
Net investment income(1)	0.04			0.11
Net realized and unrealized loss	(3.64)			(1.02)

Total loss from investment operations	(3.60)			(0.91)

Less dividends and distributions from:
Net investment income	(0.29)			—
Net realized gain	(0.73)			—

Total dividends and distributions	(1.02)			—

Net asset value, end of period	$ 5.64			$10.26

Total Return(2)	(36.41)		%(6)	(8.15)		%(6)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.50%(4	)(5)		1.46%(4	)(5)
Net investment income	1.16%(4	)(5)		2.33%(4	)(5)
Supplemental Data:
Net assets, end of period, in thousands	$58			$92
Portfolio turnover rate	15%(6)			36%(6)

@@	The date shares were first issued.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Annualized.
(6)	Not annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting

Morgan Stanley International Value Equity Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

(This Page Intentionally Left Blank)

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T-rustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London E14 4QA England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
International Value Equity Fund

Semiannual
Report
February 28, 2009

IVQSAN
IU09-01679P-YO2/09

Item 1 — Report to Shareholders
Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund

/s/ Randy Takian Randy Takian Principal Executive Officer April 16, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian Principal Executive Officer April 16, 2009

/s/ Francis Smith Francis Smith Principal Financial Officer April 16, 2009

3